Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 2,325,728	$ 2,146,618
Ireland
Segment Reporting Information [Line Items]
Assets	1,020,644	880,378
Rest of Europe
Segment Reporting Information [Line Items]
Assets	493,363	504,418
U.S.
Segment Reporting Information [Line Items]
Assets	690,471	650,681
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 121,250	$ 111,141